Equity	9 Months Ended
Jul. 31, 2022
Disclosure of classes of share capital [abstract]
Equity
NOTE 13:  EQUITY
The following table summarizes the changes to the shares and other equity instruments issued and outstanding, and treasury instruments held as at and for the three and nine months ended July 31, 2022 and July 31, 2021.
Shares and Other Equity Instruments Issued and Outstanding and Treasury Instruments Held

(millions of shares or other equity instruments and millions of Canadian dollars)	For the three months ended				For the nine months ended
	July 31, 2022		July 31, 2021		July 31, 2022		July 31, 2021
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Common Shares
Balance as at beginning of period	1,806.7	$23,127	1,820.4	$22,790	1,823.9	$23,066	1,816.1	$22,487
Proceeds from shares issued on exercise of stock options	0.1	7	0.9	56	1.4	97	2.5	146
Shares issued as a result of dividend reinvestment plan	7.5	610	1.2	99	10.0	846	3.9	312

Purchase of shares for cancellation and other	–	–	–	–	(21.0)	(265)	–	–
Balance as at end of period – common shares	1,814.3	$23,744	1,822.5	$22,945	1,814.3	$23,744	1,822.5	$22,945
Preferred Shares and Other Equity Instruments
Preferred Shares – Class A
Balance as at beginning of period	158.8	$4,800	198.0	$4,950	158.0	$3,950	226.0	$5,650
Issue of shares 1 ,2	0.8	800	–	–	1.6	1,650	–	–
Redemption of shares	–	–	–	–	–	–	(28.0)	(700)

Balance as at end of period	159.6	$5,600	198.0	$4,950	159.6	$5,600	198.0	$4,950
Other Equity Instruments 3
Balance as at beginning of period	1.8	$1,750	–	$–	1.8	$1,750	–	$–
Issue of limited recourse capital notes	–	–	1.8	1,750	–	–	1.8	1,750
Balance as at end of period	1.8	$1,750	1.8	$1,750	1.8	$1,750	1.8	$1,750

Balance as at end of period – preferred shares and other equity instruments	161.4	$7,350	199.8	$6,700	161.4	$7,350	199.8	$6,700
Treasury – common shares 4
Balance as at beginning of period	2.8	$(243)	1.7	$(123)	1.9	$(152)	0.5	$(37)
Purchase of shares	24.1	(2,107)	29.8	(2,565)	85.3	(8,131)	107.9	(8,398)

Sale of shares	(25.7)	2,246	(29.0)	2,499	(86.0)	8,179	(105.9)	8,246
Balance as at end of period – treasury – common shares	1.2	$(104)	2.5	$(189)	1.2	$(104)	2.5	$(189)
Treasury – preferred shares and other equity instruments 4
Balance as at beginning of period	0.2	$(13)	0.2	$(5)	0.1	$(10)	0.1	$(4)
Purchase of shares and other equity instruments	0.6	(52)	1.1	(28)	2.3	(142)	4.4	(107)

Sale of shares and other equity instruments	(0.6)	49	(1.1)	28	(2.2)	136	(4.3)	106
Balance as at end of period – treasury – preferred shares and other equity instruments	0.2	$(16)	0.2	$(5)	0.2	$(16)	0.2	$(5)

1
Non-Cumulative
5-Year
Fixed Rate Reset Preferred Shares
Non-Viability
Contingent Capital (NVCC), Series 27 (the “Series 27 Shares”) were issued by the Bank on April 4, 2022, at a price of $1,000 per share, with semi-annual non-cumulative
cash dividends on these shares, if declared, payable at a per annum rate of 5.75% for the initial period ending October 31, 2027. Thereafter, the dividend rate will reset every five years equal to the then five-year Government of Canada bond yield plus 3.317%. The Series 27 Shares are redeemable by the Bank, subject to regulatory approval, at $1,000 per share during the period from October 1, 2027 to and including October 31, 2027, and during the period from October 1 to and including October 31 every 5th year thereafter.

2
Non-Cumulative 5-Year Fixed Rate Reset Preferred Shares NVCC, Series 28 (the “Series 28 Shares”) were issued by the Bank on July 25, 2022, at a price of $1,000 per share, with semi-annual non-cumulative cash dividends on these shares, if declared, payable at a per annum rate of 7.232% for the initial period ending October 31, 2027. Thereafter, the dividend rate will reset every five years equal to the then five-year Government of Canada bond yield plus 4.20%. The Series 28 Shares are redeemable by the Bank, subject to regulatory approval, at $1,000 per share during the period from October 1, 2027 to and including October 31, 2027, and during the period from October 1 to and including October 31 every 5th year thereafter.

3	Consists of Limited Recourse Capital Notes (LRCNs). For LRCNs, the number of shares represents the number of notes issued.
4	When the Bank purchases its own equity instruments as part of its trading business, they are classified as treasury instruments and the cost of these instruments is recorded as a reduction in equity.
DIVIDENDS
On August 24, 2022, the Board approved a dividend in an
amount of eighty

nine cents (
89
 cen
t
s) per fully
paid
common share in the capital stock of the Bank for the quarter ending October 31, 2022, payable on and after October 31, 2022, to shareholders of record at the close of business on October 7, 2022.

DIVIDEND REINVESTMENT PLAN

The Bank offers a dividend reinvestment plan for its common shareholders. Participation in the plan is optional and under the terms of the plan, cash dividends on common shares are used to purchase additional common shares. At the option of the Bank, the common shares may be issued from treasury at an average market price based on the last five trading days before the date of the dividend payment, with a discount of betwe en 0% to 5%
at the Bank’s discretion, or from the open market at market price. The Bank had determined that, beginning with the dividend approved on May 25, 2022 for the quarter ending July 31, 2022, and until further announcement, the Bank will issue the common shares from treasury and will app
l
y a 2% discount to the average market price of such common shares.
During the three months ended July 31, 2022, the Bank issued 7.5 million common shares from treasury with a 2% discount. During the nine months ended July 31, 2022, the Bank issued 2.5 million common shares from treasury with no discount and 7.5 million common shares with a 2% discount. During the three and nine months ended July 31, 2021, the Bank issued 1.2 million and 3.9 million common shares, respectively, from treasury with no discount.
NORMAL COURSE ISSUER BID
On January 7, 2022, the Bank announced that the Toronto Stock Exchange and OSFI had approved the Bank’s previously announced normal course issuer bid (NCIB) to repurchase for cancellation up to 50 million of its common shares.
Concurrent with the announcement of the Bank’s acquisition of First Horizon on February 28, 2022, the Bank’s automatic share purchase plan established under its NCIB automatically terminated pursuant to its terms.
During the six months ended April 30, 2022, the Bank repurchased 21 million common shares under the NCIB, at an average price of $104.50 per share, for a total amount of $2.2 billion, which represents a $1.9 billion premium over the share capital amount. No common shares were repurchased during the three months ended July 31, 2022.